UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2011

Date of reporting period: December 31, 2011

ITEM 1.	REPORTS TO SHAREHOLDERS.

[Kavilco Incorporated Letterhead]

February 24, 2012

Dear Shareholder,

Enclosed are the annual audited financial statements for the year ended December 31, 2011. Our accountants, Moss Adams LLP conducted the audit.

The financial statements are presented in a format that all investment companies must adhere to pursuant to Security and Exchange Commission requirements and Generally Accepted Accounting Principles. In an investment company, the primary objective of the financial statements is to show how the net asset value changed throughout the year (net asset value is defined as the value of securities owned, cash, receivables and other assets less liabilities). We realize the statements are esoteric to say the least. However, to make the financial information more meaningful, we have included a Glossary of Terms to assist you in interpreting the terminology in the financial statement

STATEMENT OF ASSETS AND LIABILITES

This statement reflects everything the corporation owns or is obliged to pay as of December 31, 2011. Assets and liabilities are stated in terms of current market value.

SCHEDULE OF INVESTMENTS

The majority of Kavilco's portfolio is primarily made up of debt instruments comprised of corporate obligations. Corporate obligation is another term for bonds. These bonds carry a stated interest rate and maturity date. The federal, state and municipal governments, along with corporations, can issue bonds.

STATEMENT OF OPERATIONS

The Statement of Operations is an analysis of all income and expense that the corporation incurred during the year. We had an increase in value of $232,254. The aggressive actions of the Federal Reserve have had a beneficial impact on our bond portfolio. We anticipate the exceptional volatility in the bond market will be with us for some time. However, valuation changes in the portfolio do not impact the dividends you receive.

STATEMENT OF CHANGES IN NET ASSETS

What happened to our assets during the year? This statement shows all increases and decreases in our assets. Except for the dividends to shareholder accounts, this is identical to the Statement of Operations.

FINANCIAL HIGHLIGHTS

This schedule is a comparative analysis that combines all previously discussed statements in terms of one share of stock.

NOTES AND TAX INFORMATION TO THE FINANCIAL STATEMENTS

The notes are an integral part of the financial statements and provide information that will give the shareholder a complete summary of the operation.

Sincerely,

KAVILCO INCORPORATED

/s/ Louis A. Thompson

Louis A. Thompson
President/Chief Executive Officer

REPORT OF INDEPENDENT AUDITORS

[MOSS ADAMS LETTERHEAD]

To the Shareholders and Board of Directors
Kavilco Incorporated (An Investment Company)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Kavilco Incorporated (the "Company") as of December 31, 2011, and the related statement of operations for the year then ended, and statements of changes in net assets for the years ended December 31, 2011 and 2010, and the financial highlights for the years ended December 31, 2007 through 2011. These financial statements and financial highlights are the responsibility of the Company´s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned by correspondence with the custodian and review of legal title to real estate as of December 31, 2011. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kavilco Incorporated as of December 31, 2011, and the results of its operations for the year then ended, the changes in its net assets for the years ended December 31, 2011 and 2010, and the financial highlights for the years ended December 31, 2007 through 2011 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 4, the financial statements include real estate valued at $3,794,617 in 2011, whose value has been determined by management in the absence of a readily ascertainable fair value.

/s/ Moss Adams LLP

Seattle, Washington
February 21, 2012

Kavilco Incorporated
(An Investment Company)

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

ASSETS
Investments in securities, at fair value (cost $31,086,384)	$34,070,906
Real estate, at fair value (cost $1,054,089) (Note 4)	3,794,617
Cash and cash equivalents	2,297,949
Interest receivable	547,747
Premises and equipment, net	27,111
Prepaid expenses and other assets	11,492

Total assets	40,749,822

LIABILITIES
Accounts payable and accrued expenses	42,876
Dividends payable	174,970

Total liabilities	217,846

NET ASSETS	$40,531,976

Net assets consist of:
Distributable earnings (Note 10)	$5,824,174
Contributed capital	34,707,802

Net assets	$40,531,976

Net asset value per share of Class A and Class B common stock ($40,531,976 divided by 12,000 shares outstanding) (Note 9)	$3,378

See accompanying notes.

Kavilco Incorporated

(An Investment Company)

Financial Statements

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

	Principal Amount or Shares	Fair Value
INVESTMENTS IN SECURITIES - 84.0%
U.S. Corporate Obligations - 81.0%
Chemical Industry - 6.1%
The Dow Chemical Company, 5.900%, due February 15, 2015	610,000	$678,759
E.I. DuPont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,774,754
Total Chemical Industry		2,453,513

Communications - 12.7%
Comcast Corp., 10.625%, due July 15, 2012	1,338,000	1,395,280
AT&T, 5.100%, due September 15, 2014	1,250,000	1,376,800
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	2,079,440
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019	250,000	287,000
Total Communications		5,138,520

Consumer, Cyclical - 10.5%
Dayton Hudson, 8.600%, due January 15, 2012	100,000	100,243
Home Depot Inc., 5.250%, due December 16, 2013	1,000,000	1,085,910
Safeway Inc., 5.625%, due August 15, 2014	1,229,000	1,330,036
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,184,280
Avon Products Inc., 6.500%, due March 1, 2019	500,000	566,365
Total Consumer, Cyclical		4,266,834

Consumer, Non-cyclical - 4.9%
Coca Cola Enterprises, 8.500%, due February 1, 2012	700,000	704,109
McDonald's Corp., 5.300%, due March 15, 2017	500,000	594,425
Kraft Foods Inc., 6.500%, due August 11, 2017	250,000	297,392
Yum! Brands Inc., 5.300%, due September 15, 2019	355,000	397,188
Total Consumer, Non-cyclical		1,993,114

Diversified Company Industry - 4.7%
TYCO Intl Group, 6.000%, due November 15, 2013	1,245,000	1,348,746
Fortune Brands Inc., 6.375%, due June 15, 2014	500,000	546,720
Total Diversified Company Industry		1,895,466

Energy - 13.9%
Kinder Morgan Energy Partners, 5.625%, due February 15, 2015	500,000	549,070
PPL Energy Supply LLC, 5.700%, due October 15, 2015	80,000	86,803
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,520,576
XTO Energy Inc., 6.250%, due August 1, 2017	1,000,000	1,227,400
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	525,522
Transocean Inc., 7.375%, due April 15, 2018	1,350,000	1,452,856
Hess Corporation, 8.125%, due February 15, 2019	199,000	255,448
Total Energy		5,617,675

Financial - 2.1%
Boeing Capital Corp., 6.500%, due February 15, 2012	500,000	503,765
American Express Credit Co., 5.300%, due December 2, 2015	117,000	127,590
General Electric Capital Corp., 5.625%, due September 15, 2017	215,000	237,958
Total Financial		869,313

Paper & Forest Products Industry - 1.6%
International Paper, 9.375%, due May 15, 2019	500,000	649,730

Technology - 8.8%
Xerox Corporation, 5.500%, due May 15, 2012	2,000,000	2,033,160
Cisco Systems Inc., 5.500%, due February 22, 2016	960,000	1,117,181
Oracle Corp., 5.000%, due July 18, 2019	250,000	294,750
Adobe Systems Inc., 4.750%, due February 1, 2020	100,000	108,556
Total Technology		3,553,647

Transportation - 6.8%
CSX Corp., 5.500%, due August 1, 2013	964,000	1,023,769
Union Pacific Corp., 4.875%, due January 15, 2015	1,000,000	1,096,560
FedEx Corp., 8.000%, due January 15, 2019	500,000	656,545
Total Transportation		2,776,874

Utilities - 8.9%
Dominion Resources Inc., 5.000%, due March 15, 2013	1,000,000	1,048,690
Potomac Electric Power, 4.650%, due April 15, 2014	600,000	645,546
American Electric Power, 5.250%, due June 1, 2015	50,000	54,743
Southern Power Company, 4.875%, due July 15, 2015	1,250,000	1,367,975
Southern Electric Power, 5.550%, due January 15, 2017	174,000	194,676
Metropolitan Edison, 7.700%, due January 15, 2019	250,000	316,307
Total Utilities		3,627,937

Total U.S. Corporate Obligations (cost $30,181,844)		32,842,623

U.S. Common Stock - 2.3%
Computer Software & Services - 0.2%
Microsoft Corp.	3,640	94,494

Drug Industry - 0.2%
Merck & Co. Inc.	1,500	56,550

Electric Utility - 0.4%
Consolidated Edison Inc.	600	37,218
Duke Energy Corp.	700	15,400
NSTAR	600	28,176
Progress Energy Inc.	600	33,612
Scana Corp.	700	31,542
Southern Company	600	27,774
Total Electric Utility		173,722

Exchange Traded Funds - 0.1%
iShares Investment Grade Corp. Bonds	200	22,752
iShares Silver Trust	750	20,205
SPDR Gold Trust	50	7,599
Total Exchange Traded Funds		50,556

Food Processing - 0.2%
Kraft Foods Inc.	1,500	56,040

Natural Gas (Diversified) - 0.1%
ONEOK Inc.	600	52,014

Real Estate Investment Trust - 0.5%
AvalonBay Communities	400	52,240
Healthcare Realty Trust Inc.	2,300	42,757
LTC Properties Inc.	1,000	30,860
Omega Healthcare Investors	1,500	29,025
Ventas Inc.	600	33,078
Total Real Estate Investment Trust		187,960

Telecommunications Services - 0.6%
AT&T	3,300	99,792
CenturyTel Inc.	2,200	81,840
Frontier Communications Corp.	192	989
Verizon Communications Inc.	2,000	80,241
Total Telecommunication Services		262,862

Total U. S. Common Stock (cost $689,859)		934,198

France Common Stock
Drug Industry - 0.1%
Sanofis-Aventis-ADR	600	21,924

Netherlands Common Stock
Petroleum Industry - 0.1%
Royal Dutch Shell PLC	400	29,236

United Kingdom Common Stock
Food Processing - 0.1%
Unilever PLC	800	26,816

Total Common Stock (cost $741,217)		1,012,174

Publicly Traded Partnerships - 0.4%
Oil/Gas Distribution - 0.4%
Amerigas Partners-LP	600	27,546
Buckeye Partners LP	500	31,990
Energy Transfer Partners LP	600	27,510
Enterprise Products Partners	600	27,828
Kinder Morgan Energy Partners	500	42,475
Plains All American Pipeline	800	58,760
Total Oil/Gas Distribution		216,109

Total Publicly Traded Partnerships (cost $163,323)		216,109

Total Investments in Securities (identified cost $31,086,384)		$34,070,906

See accompanying notes.

Kavilco Incorporated
(An Investment Company)

Financial Statements

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

INVESTMENT INCOME
Interest	$1,686,681
Dividends	43,964

Total investment income	1,730,645

EXPENSES
Salaries and benefits	348,727
Directors' compensation and expenses	240,040
Legal and accounting	64,779
Custodian	20,923
Insurance	96,672
Office and equipment leases	62,299
General and administrative	58,410

Total expenses	891,850

Net investment income	838,795

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	43,982
Net increase in unrealized appreciation on investments	232,254
Net increase in unrealized appreciation on real estate	205,802

Total realized and unrealized gain on investments	482,038

NET OPERATING INCOME	1,320,833
OTHER INCOME AND EXPENSE, NET (Note 13)	168,227

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,489,060

See accompanying notes.

Kavilco Incorporated
(An Investment Company)

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2011 AND 2010

	2011	2010
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$838,795	$879,328
Net realized gain on investments	43,982	9,151
Net increase in unrealized appreciation on investments	232,254	566,554
Net increase in unrealized appreciation on real estate	205,802	-
Other income and expense, net	168,227	105,015
Income taxes	-	416,000

Net increase in net assets resulting from operations	1,489,060	1,976,048

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (Note 10)	(1,080,000)	(1,032,000)

Total increase in net assets	409,060	944,048
NET ASSETS
Beginning of year	40,122,916	39,178,868

End of year	$40,531,976	$40,122,916

See accompanying notes.

Kavilco Incorporated
(An Investment Company)

Financial Statements

FINANCIAL HIGHLIGHTS

YEARS ENDED DECEMBER 31, 2007 TO 2011

Per share operating performance (for a share of Class A and Class B capital stock outstanding throughout the period):

	2011	2010	2009	2008	2007

Net asset value, beginning of year	$3,343.58	$3,264.90	$2,973.95	$3,151.32	$3,130.83

Income from investment operations
Net investment income	69.90	73.28	78.35	68.36	78.45
Net realized and unrealized gain (loss) on investment transactions	40.17	47.98	328.23	(165.32)	29.81
Net other income	14.02	8.75	22.04	14.59	11.23
Income taxes	-	34.67	(34.67)	-	-

Total from investment operations	124.09	164.68	393.95	(82.37)	119.49

Less dividends and distributions (Note 10)	(90.00)	(86.00)	(103.00)	(95.00)	(99.00)

Net asset value, end of year	$3,377.67	$3,343.58	$3,264.90	$2,973.95	$3,151.32

Total return	3.67%	4.93%	12.07%	(2.77%)	3.79%

SUPPLEMENTAL DATA
Net assets, end of year (in thousands)	$40,532	$40,123	$39,179	$35,687	$37,816
Ratio to average net assets
Expenses	2.21%	2.25%	2.41%	2.34%	2.30%
Net investment income	2.08%	2.22%	2.50%	2.23%	2.49%
Portfolio turnover rate	8.81%	8.68%	6.07%	28.85%	45.74%

See accompanying notes.

Kavilco Incorporated
(An Investment Company)

Financial Statements

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

Note 1 - Organization
Kavilco Incorporated (the Company) is a village corporation within the Sealaska region organized on November 13, 1973, pursuant to the Alaska Native Claims Settlement Act (ANCSA) of 1971. Under ANCSA the Native claims to land in Alaska were settled in exchange for part of the state's land and compensation. Settlement benefits were given to Natives of Alaska villages in the form of ownership shares in village corporations that were organized pursuant to ANCSA. Kavilco Incorporated was organized for the purpose of securing and administering the land and benefits for the Natives of the Kasaan village in Alaska. Contributed capital includes receipts from the U.S. government and the state of Alaska under provisions of ANCSA.

On November 1, 1989, the Company began to operate as a self-managed, closed-end management investment company, as defined by the Investment Company Act of 1940 (the Act). The Company is subject to various restrictions imposed by the Act and the Internal Revenue Code, including restrictions on borrowing, dividend and distribution policies, operations and reporting requirements. The Company's investment decisions, which focus primarily on fixed income investments, are made by management under the direction of the board of directors.

Note 2 - Summary of Significant Accounting Policies
The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America for investment companies. The following is a summary of the significant accounting policies consistently followed by the Company in the preparation of these financial statements.

Valuation of Investments - All investments are recorded at their estimated fair value, as described in Note 3.

Cash and Cash Equivalents - The Company considers all highly liquid instruments with an original or purchased maturity of three months or less to be cash equivalents.

Investment Transactions and Income - Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed using the specific identification method. Interest income is recorded on an accrual basis as adjusted for the amortization of discounts and premiums using the effective interest method. Premiums and discounts, including original issue discounts, are amortized for both tax and financial reporting purposes. Dividend income is recorded as of the ex-dividend date. Unrealized gains and losses are included in the statement of operations.

Federal Income Taxes - The Company files income tax returns in the U.S. federal jurisdiction and Alaska State. Generally, the Company is subject to examination by U.S. federal and state income tax authorities for three years from the filing of a tax return.

The Company's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment taxable income to its shareholders. Generally, no federal income tax provision is required for the Company.

The Company adheres to the provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 740 Income Taxes, relating to accounting for uncertain tax positions. ASC 740 prescribes a recognition threshold and measurement process for accounting for uncertain tax positions and also provides guidance on various related matters such as derecognition, interest, penalties and disclosures required. At December 31, 2011, the Company has no uncertain tax positions.

In 2010, the Company reversed an income tax reserve of $416,000 recorded at December 31, 2009 related to an uncertain tax position. The Company had no uncertain tax positions at December 31, 2010.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on their payable date. Dividends are generally declared and paid twice a year. Capital gain distributions are generally declared and paid annually. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States of America.

Management Fees - The investment management of the Company’s portfolio is performed by an employee of the Company. In lieu of a management fee, payment for this service is part of the employee’s annual compensation.

Directors’ Compensation and Expenses - The board of directors of the Company receives compensation for each board meeting attended during the year in addition to a per diem allowance. Directors are also reimbursed for such expenses as accommodation, airfare, and car rental related to board meetings. In addition to meeting related expenses, the Company pays for the medical insurance of certain directors.

Subsequent Events - Subsequent events are events or transactions that occur after the statement of assets and liabilities date but before financial statements are available to be issued. The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of assets and liabilities, including the estimates inherent in the process of preparing the financial statements. The Company's financial statements do not recognize subsequent events that provide evidence about conditions that did not exist at the date of the statement of assets and liabilities but arose after the statement of assets and liabilities date and before financial statements are available to be issued. The Company has evaluated subsequent events through February 21, 2012, which is the date the financial statements were available to be issued.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relates to the valuation of real estate (Note 4). It is possible the estimated fair value may differ significantly from the amount that might ultimately be realized in the near term, and the differences could be material.

Note 3 - Fair Value Measurements
The Company utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. generally accepted accounting principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the investment. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Company's major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads. Corporate bonds are generally categorized in level 2 of the fair value hierarchy.

Publicly traded partnerships. Publicly traded partnerships consist of tax-advantage oil and gas processing and distribution companies. They do not pay state or federal corporate income tax. They are traded on a national securities exchange and are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Real Estate. Real estate is carried at fair value as determined in good faith by management of the Company and approved by the board of directors. Real estate represents entitlement to the surface estate of real property, for which no readily available market quotation exists. Fair value of real estate is determined by management based on a Certified Forester's opinion as to the current value and status of the land, along with other factors. Other relevant factors include the lack of commercially viable timber due to previous harvest, amount of capital expenditures required for the future growth of timber, location of the property, recent sales of similar real property in the region and market demand and supply for this type of real property during the valuation process. Based on the inherent uncertainty of valuation, however, the estimated value may differ significantly from the value that would have been used had a ready market for the real property existed, and the difference could be material (Note 4). This investment is included in level 3 of the fair value hierarchy.

The following table presents information about the Company's assets measured at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Balance

ASSETS
Investments
U.S. corporate obligations	$-	$32,842,623	$-	$32,842,623
Common stock	1,012,174	-	-	1,012,174
Publicly traded partnerships	216,109	-	-	216,109
Real estate	-	-	3,794,617	3,794,617

	$1,228,283	$32,842,623	$3,794,617	$37,865,523

The Company recognizes transfers between Level 1 and 2 at the end of the reporting period. As of December 31, 2011, no significant transfers between Level 1 or 2 occurred. Detailed disaggregation of the Company's investments is presented in the schedule of investments.

The following table is a reconciliation of assets for which level 3 inputs were used in determining value:

Real Estate

Beginning balance	$3,588,815
Total realized gain (loss)	-
Change in unrealized gain (loss )	205,802
Cost of purchases	-
Proceeds from sales	-
Net transfers in/out of level 3	-

Ending balance	$3,794,617

The Company recognizes transfers in and out of Level 3 at the end of the reporting period. At December 31, 2011, there were no transfers in or out of Level 3.

Note 4 - Real Estate
The financial statements include real estate valued at $3,794,617 in 2011, whose value has been determined by management in the absence of readily ascertainable fair values. The board of directors approved this fair value estimate of the real estate.

At December 31, 2011, the Company owns fee title to the surface estate of 22,946 acres of real estate. In 1979, the Company received entitlement under Section 12(a) of ANCSA to the surface estate of real property totaling 23,055 acres. And in 1987, 194 acres of this property was distributed to the shareholders. The Company received an additional 89.24 acres during 2002 in the process of closing out a timber sale contract.

As of December 31, 2011, there is no commercial viable timber on the real estate and the Company has no outstanding timber agreements. The last harvest and sale of timber from this land was in 2001.

It is possible the estimated fair value for this investment may differ from the amount that might ultimately be realized in the near term, and the difference could be material.

Note 5 - Trading Risk
In the normal course of business, the Company enters into financial transactions involving instruments where there is risk of potential loss due to changes in the market (market risk), or failure of the other party to the transaction to perform (credit risk).

Market risk is the potential change in value caused by fluctuations in market prices of an underlying financial instrument. Subsequent market fluctuations may require selling investments at prices that differ from the values reflected on the statement of assets and liabilities. Market risk is directly impacted by the volatility and liquidity in the markets in which financial instruments are traded. The Company’s exposure to market risk may be increased in that a significant portion of its assets may be invested in a relatively small number of investment positions at any one time. Accordingly, appreciation or depreciation in value of investment positions may have a more significant effect on the value of the Company’s portfolio than would be the case in a more diversified or hedged portfolio.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. The Company’s exposure to credit risk associated with counterparty nonperformance includes cash deposits that may exceed applicable insurance limits. The Company seeks to control such credit risk by maintaining deposits with only high quality financial institutions and trading exchange traded financial instruments, which generally do not give rise to significant counterparty exposure due to the requirements of the individual exchanges.

Note 6 - Investment Transactions
Purchases of investment securities (consisting of corporate obligations, common stock, and publicly traded partnerships) aggregated $2,742,540 for the year ended December 31, 2011, and sales and maturities of investment securities (consisting of corporate obligations and common stock) aggregated $3,844,205 for the year ended December 31, 2011.

The U.S. federal income tax basis of the Company's investments is the same as for financial reporting purposes. The gross unrealized appreciation and gross unrealized depreciation for U.S. federal income tax purposes is $3,006,689 and $22,167, respectively, for the year ended December 31, 2011.

Note 7 - Premises and Equipment
Buildings and equipment are recorded at cost less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the related assets, which range from 5 to 15 years. Depreciation expense was $3,880 for the year ended December 31, 2011.

Building	$170,601
Furniture, fixtures, and equipment	75,398

245,999
Less accumulated depreciation	(218,888)

$27,111

Note 8 - Lease Obligation
The Company leases office space under a non-cancelable operating lease agreement, which terminates September 30, 2016. Rent expense for the year ended December 31, 2011 was $35,618, which is included in the office and equipment leases expense on the statement of operations. Future minimum lease commitments under this non-cancelable operating lease are as follows:

2012	$32,827
2013	33,720
2014	34,613
2015	35,507
2016	27,244

$163,911

Note 9 - Net Assets
Upon organization of the Company, 100 shares of common stock (Class A) were issued to each qualified shareholder enrolled in the Company pursuant to ANCSA. The Company utilized a roll comprising 120 Alaska Natives eligible to receive stock certificates as certified by the U.S. Secretary of the Interior. Under the provisions of ANCSA, stock dividends paid or other stock grants are restricted, and the stock may not be sold, pledged, assigned, or otherwise alienated, except in certain circumstances by court decree or death, unless approved by a majority of the shareholders. The stock carries voting rights only if the holder hereof is an eligible Alaska Native. Nonvoting common stock (Class B) is issued to non-Native persons who inherit stock or are gifted stock.

The Company’s capital structure is as follows:

Common stock:
Class A, no par value - Authorized, 1,000,000 shares; issued and outstanding, 11,482.83 shares
Class B, no par value - Authorized, 500,000 shares; issued and outstanding, 517.17 shares

Note 10 - Dividends and Distributions to Shareholders
On March 18, 2011, a distribution of $19 per share was declared. The dividend was paid on April 1, 2011 to shareholders of record on March 21, 2011. On November 4, 2011, a distribution of $71 per share was declared. This dividend was paid on November 18, 2011 to shareholders of record on November 7, 2011.

The tax character of distributions paid during 2011 and 2010 was as follows:

	2011	2010
Distributions paid from:
Ordinary income	$1,036,018	$1,022,849
Long-term capital gain	43,982	9,151

	$1,080,000	$1,032,000

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$99,124

Net unrealized appreciation on:
Investments	2,984,522
Real estate	2,740,528

$5,824,174

Note 11 - Schedule of Investments
Investments are categorized by type, country and industry. The industry category represents management’s belief as to the most meaningful presentation of the classification of the principal business of the investees. The percentage of net assets is computed by dividing the fair value of each category by net assets.

Note 12 - Pension Plan
Employees of the Company are covered by a defined contribution pension plan. The Company contributes 20% of each participant’s compensation to the plan. The Company’s contributions during the year ended December 31, 2011 totaled $55,303.

Note 13 - Other Income and Expense
The Company earned income of $144,720 and $75,960 for the years ended December 31, 2011 and 2010, respectively, as a result of ANCSA Section 7(i) which requires regional corporations to distribute 70% of any net revenues derived from timber resources and the subsurface estate to other regional corporations who then redistribute under Section 7(j) 50% of such amounts to the village corporations and at-large shareholders.

During September 2011 the Company received $184,652 as part of a grant from the US Department of Agriculture to implement a conservation plan for timber stand improvement of Kavilco land for future timber harvest and enhanced wildlife habitat. The plan resulted in treatment of 312 acres of Kavilco land at a cost of $171,310, which was paid to an independent third party by Kavilco. At December 31, 2011, the Company recorded a liability of $13,342 for possible amounts due under the grant agreement.

Other income also includes $23,507 and $29,055 of lease and miscellaneous income for the years ended December 31, 2011 and 2010, respectively.

ITEM 2.	CODE OF ETHICS.

Kavilco adopted a code of ethics on January 29, 1990. The code of ethics was amended on May 9, 2008 and is available on the registrant's website at: www.kavilco.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Kavilco Incorporated is subject to the Alaska Native Claims Settlement Act (Act). Pursuant to the Act, Kavilco’s stock and dividends may not be sold, pledged, subjected to a lien or judgment execution, assigned in present or future, or otherwise alienated, except pursuant to court decree of separation or child support. However, the stock can be gifted to a relative provided the recipient is a descendant of an Alaska Native.

The Chief Financial Officer has no control over the financial records of the corporation. The Corporate Secretary maintains the accounting records. Monthly, an independent accountant performs various reconciliations and adjusting journal entries on the corporate books and records.

Kavilco does not have an audit committee. The CFO reviews the entire audited financial statements and various CPA correspondence with the board of directors. Two board members have degrees in business. However, pursuant to SEC regulations their experience would not qualify them as financial experts. The only contentious financial issue that Kavilco has had to deal with since becoming an Investment Company involves the evaluation of our land holdings in Alaska. After a two-year battle with our previous auditors, PricewaterhouseCoopers, and pressure by the Security Exchange Commission, the board relented and increased the value of our land holdings. The CFO opposed this action because it served no practical purpose.

The primary purpose of a financial expert serving on the board of directors is to prevent the gross accounting inequities that were driven by greed and outright thievery at such firms as Qwest Communications, Enron and Tyco. There is no incentive on behalf of management to commit fraud since Kavilco’s stock cannot be publicly traded and we do not have compensation incentives. More importantly, the board of directors is not a rubber stamp for management. Many of the shareholders are related to the directors, which acts as an additional incentive to have a high degree of business probity.

Kavilco has never been involved in financial deceit. This superior track record can only be attributable to the excellent oversight of an active and knowledgeable board of directors. Accordingly, Kavilco does not have an audit committee or a financial expert as defined by the SEC.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

During the period covering the fiscal years ended December 31, 2011 and 2010, Moss Adams LLP performed the following professional services.

	2011	2010
Audit fees	$44,740.50	$45,292.50
Audit related fees	$0	$0
Tax fees	$4,000.00	$4,425.00

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Kavilco is a privately held registered investment company, and accordingly is not subject to the Securities Act of 1933.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The board of directors adopted the following resolution during the November 2003 board meeting.

Kavilco Incorporated Resolution 11-14-03b: Proxy Voting Policies

The Securities and Exchange Commission believes the recent corporate scandals have created renewed investor interest in corporate governance issues. In response, the SEC has new rules designed to increase transparency of proxy voting by mutual funds.
          RESOLVED, on voting common stock, the Chief Financial Officer is hereby directed to vote the management slate of directors and management’s recommendations on corporate proposals that appear on the proxy.
          RESOLVED, where there is a material conflict of interest where the Chief Financial Officer has a business, personal, or family relationship with a public company, voting will be deferred until the next scheduled board of directors meeting at which time the issue will be discussed.
          RESOLVED, pursuant to rule 30b1-4 under the Investment Company Act, Kavilco will file form N-PX with the SEC detailing a complete voting record. This filing will be made for a 12-month period commencing on June 30, 2004. In addition, this information will be available on Kavilco’s web site as soon as reasonably practicable, after filing the report with the SEC, which means the same day, absent unforeseen circumstances.

Date: November 14, 2003

/s/ Louis A. Thompson
Louis A. Thompson, President

/s/ John Campbell
John Campbell, Secretary

(Corporate Seal)

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This disclosure requirement is not applicable to registrant .

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

The Alaska Native Claims Settlement Act (ANCSA), which is our primary regulating authority, places numerous restrictions on the Company's stock. Kavilco's stock was given to its shareholders. It can only be transferred by court decree or gifting to a blood relative and cannot be sold or used as collateral. There is no provision in the ANCSA regulations for repurchase of shares.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No matters were voted on by shareholders during the period covered by this report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fourth fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
12 (a) (1)	Certification of President/Chief Executive Officer

12 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: March 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: March 1, 2012